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                                                                      OMB APPROVAL
                                  UNITED STATES                       ------------
                       SECURITIES AND EXCHANGE COMMISSION         OMB Number: 3235-0578
                              WASHINGTON, DC 20549                Expires: February 28, 2006
                                                                  Estimated average burden
                                    FORM N-Q                      hours per response: 20.0
                                                                  ----------------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10381

Registrant Name: PIMCO New York Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 7/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                                   (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                      CREDIT RATINGS
  (000)                                                                        (MOODY'S/S&P)      VALUE
----------------------------------------------------------------------------------------------------------
            NEW YORK MUNICIPAL BONDS & NOTES - 81.9%

$    3,265  Albany Indl. Dev. Agcy. Civic Fac. Rev.,
                5.30%, 4/1/29, Ser. A ......................................      Baa2/NR       $3,242,537
     1,000  Long Island Power Auth. Elec. Syst. Rev,
                5375%, 5/1/33, Ser. L (a) ..................................      Baa1/A-        1,005,240
            Metropolitan Transportation Auth., New York Service Contract,
                Ser A,
     6,040      5.00%, 7/1/25 (FGIC) .......................................      Aaa/AAA        6,110,547
     8,150      5.00%, 7/1/30 (AMBAC) ......................................      Aaa/AAA        8,160,187
     1,375      5.125%, 1/1/29 .............................................      A3/AA-         1,373,982
     1,500  Monroe Tobacco Asset Securitization Corp. Rev.,
                6.375%, 6/1/35 .............................................      Baa1/BBB       1,428,750
            New York City, GO, Ser. J,
     5,000      5.125%, 5/15/29 (MBIA) .....................................      Aaa/AAA        5,035,200
       300      5.25%, 6/1/28 ..............................................      A2/A             303,783
            New York  City Muni. Water Fin. Auth., Water & Sewer Syst. Rev.,
     7,605      4.75%, 6/15/31, Ser. A (FGIC) ..............................      Aaa/AAA        7,281,864
     7,000      5.125%, 6/15/21, Ser. A (AMBAC) ............................      Aaa/AAA        7,228,340
     5,000      5.125%, 6/15/33, Ser. C ....................................      Aa2/AA+        5,030,200
     5,000      5.25%, 6/15/25, Ser. D .....................................      Aa2/AA+        5,148,950
     2,750  New York City Transitional Fin. Auth., Rev., ...................                     2,752,557
                4.75%, 11/15/23, Ser. B ....................................      Aa2/AA+
     1,000  Niagara Falls Public Water Auth., Water & Sewer Syst. Rev.,
                5.00%, 7/15/34, Ser. A (MBIA) ..............................      Aaa/AAA          999,970
            Port Auth. of  New York & New Jersey Rev.,
     3,000      5.00%, 9/1/29 ..............................................      A1/AA-         2,957,700
     5,000      5.00%, 9/1/38 ..............................................      A1/AA-         4,903,550
     4,515  Sachem Central School Dist. of Holbrook, GO.,
                5.00%, 10/15/30, Ser B (MBIA) ..............................      Aaa/AAA        4,527,868
     6,550  State Dormitory Auth. Lease Rev., ..............................                     6,302,344
                4.75%, 1/15/29, Ser. 1 (FSA) ...............................      Aaa/AAA
            State Dormitory Auth. Rev., Augustana Lutheran Home for the
                Aged Inc.,
     1,435      5.50%, 2/1/41 (MBIA) .......................................      Aaa/AAA        1,480,145
       100      5.40%, 2/1/31 (MBIA) .......................................      Aaa/AAA          102,462
     7,000  State Dormitory Auth. Rev., New York & Presbyterian Hosp.,
                4.75%, 8/1/27 (AMBAC) ......................................      Aaa/AAA        6,771,730
     8,000  State Dormitory Auth. Rev., Lenox Hill Hosp. Oblig. Group,
                5.50%, 7/1/30 ..............................................      A3/NR          8,205,680
     4,000  State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
                5.00%, 7/1/34, Ser. 1 ......................................      Aa2/AA         3,975,240
            State Dormitory Auth. Rev., Mental Health Services Fac.
                Improvement, Ser D, (MBIA)
        15      4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (b) ...........      Aaa/AAA           16,331
     7,985      4.75%, 2/15/25 .............................................      Aaa/AAA        7,861,392
     1,825  State Dormitory Auth. Rev., Mount Sinai Health, Ser. A,
                6.50%, 7/1/25 ..............................................      Ba1/BB         1,837,958
       845  State Dormitory Auth. Rev., New York Univ.,
                5.50%, 7/1/20-7/1/21, Ser. 2 (AMBAC) .......................      Aaa/AAA          918,023
     2,250      5.00%, 7/1/11, Ser. B, (MBIA) ..............................      Aaa/NR         2,471,378
            State Dormitory Auth. Rev., State Univ., Ser B., (FSA)
     1,045      4.75%, 5/15/28 .............................................      Aaa/AAA        1,007,411
     1,270      4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (b) ...........      Aaa/AAA        1,381,100

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                CREDIT RATINGS
 (000)                                                                  (MOODY'S/S&P)         VALUE
----------------------------------------------------------------------------------------------------------
            NEW YORK MUNICIPAL BONDS & NOTES (CONTINUED)
$ 1,275     State Dormitory Auth. Rev., Winthrop Univ. Hosp. Assoc.,
               5.25%, 7/1/31, Ser. A (AMBAC) ...........................      Aaa/AAA        $  1,304,746
  5,000     State Thruway Auth. General Rev.,
               4.75%, 1/1/19, Ser. E ...................................      Aa3/AA-           5,085,650
  3,975     State Urban Dev. Corp. Rev., Correctional Facility Service
               4.75%, 1/1/28, Ser. B (AMBAC) (Pre-refunded 101, 1/1/09)(b)    Aaa/AAA           4,315,618
    130     Tobacco Trust II Rev.,
               5.75%, 6/1/43 ...........................................      Baa1/BBB            110,027
  7,000     Triborough Bridge & Tunnel Auth. Rev.,
               5.00%, 1/1/27-1/1/32, Ser. A ............................      Aa3/AA-           6,942,810
  2,945     Warren & Washington Cntys, Industrial Development Agency,
               Glens Falls Hospital Project, 5.00%, 12/1/27, Ser C (FSA)      Aaa/AAA           2,957,870
                                                                                            -------------
            Total New York Municipal Bonds & Notes (cost-$127,449,228)                        130,539,140
                                                                                            -------------
            OTHER MUNICIPAL BONDS & NOTES -7.2%
            CALIFORNIA - 1.1%
  1,240     State Economic Recovery, 21.015%, 1/1/10 (c) (d)                  Aa3/NR            1,856,714
                                                                                            -------------
           ILLINOIS - 2.5%
  4,000     Illinois Educational Facilities Auth Rev.,
               5.00%, 7/1/33, Ser. A ...................................      Aa1/AA            3,951,600
                                                                                            -------------
            LOUISIANA - 0.4%
    750     Tobacco Settlement Finance Corp.,
               5.875%, 5/15/39, Ser. 2001-B ............................      Baa3/BBB            613,200
                                                                                            -------------
            PUERTO RICO - 3.2%
  1,500     Commonwealth Hwy. & Transportation Auth Rev.,
               5.25%, 7/1/38, Ser. D ...................................      Baa1/A            1,510,545
    500     Electric Power Authority Power Rev.,
               5.125%, 7/1/29, Ser NN ..................................      A3/A-               501,930
    195     Puerto Rico, GO, 5.00%, 7/1/11, Ser A ......................      Baa1/AAA            214,691
  1,305     Puerto Rico, GO, 5.00%, 7/1/11, Ser A ......................      Baa1/A-           1,408,369
  1,300     Public Finance Corp., 5.75%, 8/1/27, Ser. A ................      Baa2/BBB+         1,444,235
                                                                                            -------------
                                                                                                5,079,770
                                                                                            -------------
            Total Other Municipal Bonds & Notes (cost-$11,345,344)                             11,501,284
                                                                                            -------------
            NEW YORK VARIABLE RATE NOTES (c) (d)-8.2%
  5,173     New York City Transitional Fin. Auth. Rev.,
               8.12%, 11/1/23, Ser. 362 ................................      Aa2/NR            5,183,569
            Tobacco Trust II Rev.,
  4,240        9.139%, 12/1/09 .........................................      A1/A              3,160,963
  6,780        9.377%, 12/1/09 .........................................      A1/A              4,752,373
                                                                                            -------------
            Total New York Variable Rate Notes (cost-$15,994,660) ......                       13,096,905
                                                                                            -------------
            NEW YORK SHORT-TERM VARIABLE RATE DEMAND NOTES (c) (f)-1.7%
    800     New York City, GO,
               1.07%, 8/2/04 ...........................................      Aa2/AA+             800,000
  2,000     New York Local Government Assistance Corp.,
               1.03%, 8/4/04, Ser A ....................................      Aaa/AAA           2,000,000
                                                                                            -------------
            Total New York Short-term Variable Rate Demand Notes
               (cost-$2,800,000)                                                                2,800,000
                                                                                            -------------

                      PIMCO NEW YORK MUNICIPAL INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                   CREDIT RATINGS
 (000)                                                                                     (MOODY'S/S&P)       VALUE
-------------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (g) - 1.1%
$1,700          1.135%-1.31499%, 9/2/04-9/16/04, (cost-$1,697,252).........................   AAA/AAA       $   1,697,383
                                                                                                            -------------
             Total Investments before call options written (cost-$159,286,484)-100.1%......                   159,634,712
                                                                                                            -------------

             CALL OPTIONS WRITTEN (h)-(0.1)%
Contracts    U.S. Treasury Bond Futures, Chicago Board of Trade:
      (47)        Strike price $110, expires 8/27/04 ......................................                       (59,484)
      (70)        Strike price $108, expires 8/27/04 ......................................                       (88,594)
      (70)        Strike price $109, expires 8/27/04 ......................................                       (55,781)
                                                                                                            -------------
           Total call options written (premiums received-$110,694) ........................                      (203,859)
                                                                                                            -------------
           Total Investments, net of call options written (cost-$159,397,178)-100%.........                 $ 159,430,853
                                                                                                            -------------

NOTES TO SCHEDULE OF INVESTMENTS:

(a)    Illiquid Security
(b)    Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(c)    Variable Rate Notes are instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)    Security exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
(e)    Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)    Maturity date shown is date of next call.
(g)    All or partial principal amount segregated as intial margin on financial futures contracts.
(h)    Non-income producing securities

Glossary:

AMBAC- insured by American Municipal Bond Assurance Corp.
FGIC- insured by insured Financial Guaranty Insurance Co.
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- not rated

ITEM 2. CONTROLS AND PROCEDURES

            (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
            (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004